STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement Fund

Class I (SSFNX)

Class K (SSFOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	13.98%	4.89%	4.78%
Return After Taxes on Distributions	12.68%	3.88%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	3.43%	3.35%
Class K	14.00%	4.85%	4.76%	9/30/2014
State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	14.05%	4.95%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.25%

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101620SUPP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2020 Fund

Class I (SSBNX)

Class K (SSBOX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	17.53%	6.17%	6.21%
Return After Taxes on Distributions	15.53%	5.00%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	4.48%	4.52%
Class K	17.55%	6.20%	6.23%	9/30/2014
State Street Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	17.68%	6.33%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2025 Fund

Class I (SSBRX)

Class K (SSBSX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	20.76%	7.11%	7.16%
Return After Taxes on Distributions	18.45%	5.87%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	13.02%	5.15%	5.20%
Class K	20.63%	7.13%	7.18%	9/30/2014
State Street Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	20.78%	7.26%	7.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2030 Fund

Class I (SSBWX)

Class K (SSBYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	22.55%	7.60%	7.66%
Return After Taxes on Distributions	20.50%	6.56%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	14.42%	5.73%	5.77%
Class K	22.52%	7.63%	7.70%	9/30/2014
State Street Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	22.65%	7.73%	7.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP4

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2035 Fund

Class I (SSCJX)

Class K (SSCKX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	23.62%	7.93%	7.98%
Return After Taxes on Distributions	21.66%	6.95%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	15.09%	6.03%	6.07%
Class K	23.61%	7.99%	8.04%	9/30/2014
State Street Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	23.82%	8.06%	8.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP5

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2040 Fund

Class I (SSCNX)

Class K (SSCQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	24.64%	8.18%	8.22%
Return After Taxes on Distributions	22.73%	7.22%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	15.70%	6.25%	6.26%
Class K	24.66%	8.18%	8.24%	9/30/2014
State Street Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	24.79%	8.31%	8.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP6

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2045 Fund

Class I (SSDDX)

Class K (SSDEX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.45%	8.39%	8.42%
Return After Taxes on Distributions	23.57%	7.46%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares	16.18%	6.44%	6.40%
Class K	25.49%	8.40%	8.44%	9/30/2014
State Street Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.68%	8.52%	8.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP7

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2050 Fund

Class I (SSDJX)

Class K (SSDLX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.76%	8.33%	8.36%
Return After Taxes on Distributions	23.74%	7.37%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	16.49%	6.39%	6.35%
Class K	25.81%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP8

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2055 Fund

Class I (SSDOX)

Class K (SSDQX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.65%	8.41%	8.43%
Return After Taxes on Distributions	23.83%	7.45%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	16.27%	6.44%	6.40%
Class K	25.70%	8.38%	8.41%	9/30/2014
State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP9

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Target Retirement 2060 Fund

Class I (SSDWX)

Class K (SSDYX)

Supplement dated October 16, 2020 to the Prospectus and Summary Prospectus, each dated April 30, 2020, as may be revised and/or supplemented from time to time

•	Effective immediately, the “Average Annual Total Returns” table in the “Performance” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended 12/31/19)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Since Inception	Inception Date
Class I				9/30/2014
Return Before Taxes	25.86%	8.35%	8.37%
Return After Taxes on Distributions	24.77%	7.25%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	15.84%	6.27%	6.23%
Class K	25.87%	8.35%	8.38%	9/30/2014
State Street Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	25.91%	8.54%	8.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	12.13%

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101620SUPP10